Fees Summary	Sep. 30, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 30,546,875
Previously Paid Amount	2,265.36
Total Fee Amount	4,676.73
Total Offset Amount
Net Fee	$ 2,411.37